                            HOTCHKIS AND WILEY FUNDS
                              INVESTOR CLASS SHARES
                            SUPPLEMENT TO PROSPECTUS
                              DATED AUGUST 27, 1999


BACK COVER

Effective July 10, 2000, the Funds' Transfer Agent will be Financial Data Services, Inc. To get information about the Funds free of charge or for shareholder questions, contact:

Financial Data Services, Inc.
P.O. Box 41621
Jacksonville, FL 32232-1621
(800) 236-4479

HOW TO BUY, REDEEM AND EXCHANGE SHARES

Effective July 10, 2000, you can buy, redeem and exchange shares by sending your request to the Transfer Agent:

Financial Data Services, Inc.
P.O. Box 41621
Jacksonville, FL 32232-1621

Investors opening a new account must send a completed Purchase Application to the address above.

Before you wire money, call 800-236-4479 to notify the Transfer Agent of the wire to ensure proper credit when the wire is received. To purchase shares by wiring Federal Funds, payment should be wired to First Union National Bank of Florida. Shareholders should give their financial institutions the following wire instructions:

First Union National Bank of Florida
ABA # 063000021
For credit to Financial Data Services
Acct # 2112600019018
For further credit to Hotchkis and Wiley Fund Account # [Your account number] [Shareholder name]

Effective July 10, 2000, automatic investment into an account will be limited to once a month.


June 20, 2000

                            HOTCHKIS AND WILEY FUNDS
                            DISTRIBUTOR CLASS SHARES
                            SUPPLEMENT TO PROSPECTUS
                              DATED AUGUST 27, 1999


BACK COVER

Effective July 10, 2000, the Funds' Transfer Agent will be Financial Data Services, Inc. To get information about the Funds free of charge or for shareholder questions, contact:

Financial Data Services, Inc.
P.O. Box 41621
Jacksonville, FL 32232-1621
(800) 236-4479


June 20, 2000

                            HOTCHKIS AND WILEY FUNDS
                       EQUITY FUND FOR INSURANCE COMPANIES
                            SUPPLEMENT TO PROSPECTUS
                              DATED AUGUST 27, 1999


BACK COVER

Effective July 10, 2000, the Funds' Transfer Agent will be Financial Data Services, Inc. To get information about the Funds free of charge or for shareholder questions, contact:

Financial Data Services, Inc.
P.O. Box 41621
Jacksonville, FL 32232-1621
(800) 236-4479

HOW TO BUY, REDEEM AND EXCHANGE SHARES

Effective July 10, 2000, you can buy and redeem shares by sending your request to the Transfer Agent:

Financial Data Services, Inc.
P.O. Box 41621
Jacksonville, FL 32232-1621

Investors opening a new account must send a completed Purchase Application to the address above.

Before you wire money, call 800-236-4479 to notify the Transfer Agent of the wire to ensure proper credit when the wire is received. To purchase shares by wiring Federal Funds, payment should be wired to First Union National Bank of Florida. Shareholders should give their financial institutions the following wire instructions:

First Union National Bank of Florida
ABA # 063000021
For credit to Financial Data Services
Acct # 2112600019018
For further credit to Hotchkis and Wiley Fund Account # [Your account number] [Shareholder name]

June 20, 2000